Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Of Comprehensive Income [Abstract]
COST OF REVENUE
GROSS PROFIT
OPERATING EXPENSES (Notes 12, 14 and 17)
General and administrative expenses	$ (6,893,836)	(2,788,423)
Research and development expenses	(7,795,493)	(4,247,175)
Total operating expenses	(14,689,329)	(7,035,598)
LOSS FROM OPERATIONS	(14,689,329)	(7,035,598)
NON-OPERATING INCOME AND EXPENSES
Other income (Note 14)	340,076	0
Interest income	157	216
Gain on dilution of subsidiary and recognition of associate (Note 8)	2,307,735
Other gains and losses	319,636	391,435
Finance costs (Note 14)	(614,902)	(677,637)
Total non-operating income and expenses	2,352,702	(285,986)
Share in losses of associated company, accounted for using equity method	(81,880)
LOSS BEFORE INCOME TAX	(12,418,507)	(7,321,584)
NET LOSS FOR THE PERIOD	(12,418,507)	(7,321,584)
Items that will not be reclassified subsequently to profit or loss:
Unrealized loss on investments in equity instruments at fair value through other comprehensive income		(74,331)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(12,418,507)	(7,395,915)
NET LOSS ATTRIBUTABLE TO
Stockholders of the Company	(12,149,543)	(7,005,889)
Non-controlling interests	(268,964)	(315,695)
NET LOSS FOR THE PERIOD	(12,418,507)	(7,321,584)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO
Stockholders of the Company	(12,149,543)	(7,080,220)
Non-controlling interests	(268,964)	(315,695)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (12,418,507)	$ (7,395,915)
LOSS PER ORDINARY SHARE / EQUIVALENT ADS
Basic and diluted	$ (0.04)	$ (0.04)
American Depositary Share [Member]
LOSS PER ORDINARY SHARE / EQUIVALENT ADS
Basic and diluted	$ (0.20)	$ (0.20)